Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total
As at December 31, 2020 at Dec. 31, 2019	$ 1,772	$ 6,684	$ (6,325)	$ 349	$ 2,480
Beginning balance, shares at Dec. 31, 2019	1,298,162
Indebtedness to related parties		71			71
Comprehensive income / (loss)			(9,201)	138	(9,063)
Indebtedness to related parties		(71)			(71)
Acquisition of WISeCoin France R&D Lab SAS			(2,861)		(2,861)
As at December 31, 2021 at Dec. 31, 2020	$ 1,772	6,755	(18,387)	487	(9,373)
Ending balance, shares at Dec. 31, 2020	1,298,162
Indebtedness to related parties		503			503
Comprehensive income / (loss)			(4,827)	134	(4,693)
Recapitalization by WISeKey International Holding Ltd					0
Indebtedness to related parties		(503)			(503)
As at December 31, 2021 at Dec. 31, 2021	$ 1,772	7,258	(23,214)	621	(13,563)
Ending balance, shares at Dec. 31, 2021	1,298,162
Indebtedness to related parties		8			8
Comprehensive income / (loss)			5,770	155	5,925
Recapitalization by WISeKey International Holding Ltd	$ 183	7,165	0	0	7,348
Recapitalization by WISeKey International Holding Ltd, shares	175,000
LT loan debt discount		511			511
Indebtedness to related parties		(8)			(8)
As at December 31, 2021 at Dec. 31, 2022	$ 1,955	$ 14,926	$ (17,444)	$ 775	$ 212
Ending balance, shares at Dec. 31, 2022	1,473,162